Risk management - COVID-19 overlay quantification (Details) - Financial assets at amortized cost € in Millions	Dec. 31, 2020 EUR (€)
Stage 1
Credit risk
Allowance account for credit losses of financial assets	€ 622
Financial instruments not credit-impaired | Stage 2 and 3
Credit risk
Allowance account for credit losses of financial assets	1,663
Financial instruments credit-impaired | Stage 2 and 3
Credit risk
Allowance account for credit losses of financial assets	820
COVID-19 pandemic
Credit risk
Allowance account for credit losses of financial assets	€ 3,105